Taxation - Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets
Allowance for doubtful accounts	¥ 37,092	$ 5,378	¥ 35,359
Accrued staff cost and expenses	134,799	19,544	97,883
Deferred revenue	11,570	1,677	5,551
Tax losses	497,871	72,184	489,664
VAT refund	4,840	702	351
Less: Valuation allowances	(420,566)	(60,976)	(452,670)
Total deferred tax assets	265,606	38,509	176,138
Deferred tax liabilities
Identifiable intangible assets arising from acquisition	41,350	5,995	52,460
Intangible assets and internally-developed software	21,181	3,071	32,540
Outside basis difference and others	428,474	62,123	437,963
Withholding income tax	26,921	3,903	53,835
Total deferred tax liabilities	¥ 517,926	$ 75,092	¥ 576,798